Distribution and Selling Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Distribution and Selling Expenses [Abstract]
Schedule of Distribution and Selling Expenses
	Year ended December 31,
	2024	2023	2022
Outsourced service fee	855,518	58,942	403,458
Amortization of trademark use rights	1,795,279	-	-
Others	1,107	39	317,930
	2,651,904	58,981	721,388